Provisions - Additional Information (Details) - USD ($)		3 Months Ended		12 Months Ended
	Mar. 23, 2022	Jun. 30, 2022	Jun. 30, 2021	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2019
Related Party Transaction [Line Items]
Annual royalties percentage of sales and other revenue						1.00%
Litigation related to provision for royalty payments		$ 477,982		$ 362,809	$ 1,489,854
Litigation related to provision for royalty payments increased amount		126,204	$ 116,467	626,914	571,619
Litigation related to provision for currency translation adjustments		(11,031)	31,773	(4,122)	124,818
Payments related to litigation provision		0	$ 1,417,219	1,758,081
Other provisions for other legal obligations		$ 361,221		155,804	155,804
Personnel and severance charge				850,799
Arbitrator's award with fees and cost including applicable interest	$ 1,127,024
Provision	$ 1,127,024
Settlement agreement date		July 13, 2022
Settlement amount		$ 543,774
Settlement gain under selling, general and administrative expenses		583,430
Liabilities directly associated with assets held for sale, provision		209,740		0
PMGSL
Related Party Transaction [Line Items]
Provision for litigation		$ 600,000		$ 600,000	$ 600,000